FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of financial instruments

		As at December 31, 2023
		At fair value through
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents	6	—	36,332	36,332
Other receivables (excluding grants)		—	65	65
Investments – Listed shares	7	1,075	—	1,075
Total financial assets		1,075	36,397	37,472

FINANCIAL LIABILITIES
Accounts payable and accrued liabilities	11	—	9,798	9,798
Borrowings	14	—	1,758	1,758
Convertible Notes	15	—	53,624	53,624
Total financial liabilities		—	65,180	65,180

		As at December 31, 2022
		At fair value through
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents	6	—	59,924	59,924
Other receivables (excluding grants)		—	27	27
Investments – Listed shares	7	800	—	800
Total financial assets		800	59,951	60,751

FINANCIAL LIABILITIES
Accounts payable and accrued liabilities	11	—	15,429	15,429
Borrowings	14	—	1,988	1,988
Convertible Notes	15	6,727	49,817	56,544
Total financial liabilities		6,727	67,234	73,961

Schedule of fair value of financial instruments

	As at December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	1,075	—	—	1,075
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 15)	—	—	—	—

	As at December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	800	—	—	800
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 15)	—	—	6,727	6,727

Schedule of liquidity risk

	As at December 31, 2023
	Carrying	Contractual	0 to 12	12 to 24	More than
	amount	cash flow	months	months	24 months
Accounts payable and accrued liabilities	9,798	9,798	9,798	—	—
Lease liabilities	2,087	2,416	545	529	1,342
Borrowings	1,758	1,979	577	577	825
Convertible Notes – Host[i]	53,624	66,129	—	66,129	—

[i]The Convertible Notes are translated at the spot rate as of December 31, 2023

Schedule of balances in U.S.dollars held by the Company

	As at December 31, 2023	As at December 31, 2022
	$	$
Cash and cash equivalents in U.S. dollars	5,003	10,928
Accounts payable in U.S. dollars	(765)	(407)
Convertible notes – Host in U.S. dollars	(40,545)	(36,780)
Net exposure, in U.S. dollars	(36,307)	(26,259)
Equivalent in Canadian dollars	(48,018)	(36,307)

Increase in net loss with a 5% appreciation in the U.S. dollar	(2,401)	(1,778)
Decrease in net loss with a 5% depreciation in the U.S. dollar	2,401	1,778